N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus:
Document Type	N-4
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account (shown in the table above). For each Risk Control Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest
Term.

Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Floor and Buffer may provide protection by limiting the amount of negative Index interest credited to you from negative Index performance.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The Floor and Buffer do not limit losses from the Surrender Charge, Interest Adjustment, Equity Adjustment, proportionate calculations, or taxes.
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate and Participation Rate may limit the amount of interest you can earn from positive Index performance.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	It is possible in extreme circumstances to lose up to
100% of your principal and previously credited interest due to the Surrender Charge, Equity
Adjustment, Interest Adjustment, and proportionate calculations, regardless of the Allocation
Option to which you allocated Contract Value.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Withdrawals and surrenders are subject to federal income taxes and may be subject to a 10% additional tax if taken before the Owner is age 59½.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ ZONECHOICE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal
during the first six Contract Years, you may pay a Surrender
Charge on the amount withdrawn in excess of the Annual
Free Withdrawal Amount.
•For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For example, if you were
to surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $8,100 on a
$100,000 investment.
•For Contracts issued after May 25, 2023, the Surrender
Charge is up to 8%. For example, if you were to
surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $7,200 on a
$100,000 investment.
Your loss will be greater if there is a negative Interest
Adjustment, negative Equity Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
A negative Equity Adjustment or negative Interest Adjustment could result in the loss of your principal and previously
credited interest, regardless of the Allocation Option to which you allocated Contract Value. In extreme circumstances,
such losses could be as high as 100% of your Contract Value
($100,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate or Participation
Rate limits your participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floors and Buffers.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a
Floor of -10%) each Interest Term due to negative Index
performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index
performance that exceeds the Buffer (a maximum loss of
90% with a Buffer of -10%) each Interest Term due to
negative Index performance.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
The Cap Rate and Participation Rate may limit positive Index returns. For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%). You may earn less than the Index
performance as a result.
The Floor and Buffer will limit negative Index performance
and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract
Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the
start of the next available Interest Term for that Allocation
Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less
than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate or Participation Rate for a subsequent
Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The
Equity Adjustment, Interest Adjustment, and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or take a withdrawal
during the first six Contract Years, you may pay a Surrender
Charge on the amount withdrawn in excess of the Annual
Free Withdrawal Amount.
•For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For example, if you were
to surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $8,100 on a
$100,000 investment.
•For Contracts issued after May 25, 2023, the Surrender
Charge is up to 8%. For example, if you were to
surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $7,200 on a
$100,000 investment.
Your loss will be greater if there is a negative Interest
Adjustment, negative Equity Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
A negative Equity Adjustment or negative Interest Adjustment could result in the loss of your principal and previously
credited interest, regardless of the Allocation Option to which you allocated Contract Value. In extreme circumstances,
such losses could be as high as 100% of your Contract Value
($100,000 of a $100,000 investment).

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 7,200
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, such losses could be as high as 100% of your Contract Value ($100,000 of a $100,000 investment).
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	No.
Key Information, Transactions Subject to Contract Adjustment [Text Block]
If you surrender your Contract or take a withdrawal from any Allocation Option on any day other than every sixth Contract Anniversary, we will apply an Interest Adjustment (which may be positive or negative)
to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.

Ongoing Fees and Expenses [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ ZONECHOICE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal
during the first six Contract Years, you may pay a Surrender
Charge on the amount withdrawn in excess of the Annual
Free Withdrawal Amount.
•For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For example, if you were
to surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $8,100 on a
$100,000 investment.
•For Contracts issued after May 25, 2023, the Surrender
Charge is up to 8%. For example, if you were to
surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $7,200 on a
$100,000 investment.
Your loss will be greater if there is a negative Interest
Adjustment, negative Equity Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
A negative Equity Adjustment or negative Interest Adjustment could result in the loss of your principal and previously
credited interest, regardless of the Allocation Option to which you allocated Contract Value. In extreme circumstances,
such losses could be as high as 100% of your Contract Value
($100,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate or Participation
Rate limits your participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floors and Buffers.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a
Floor of -10%) each Interest Term due to negative Index
performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index
performance that exceeds the Buffer (a maximum loss of
90% with a Buffer of -10%) each Interest Term due to
negative Index performance.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
The Cap Rate and Participation Rate may limit positive Index returns. For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%). You may earn less than the Index
performance as a result.
The Floor and Buffer will limit negative Index performance
and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract
Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the
start of the next available Interest Term for that Allocation
Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less
than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate or Participation Rate for a subsequent
Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The
Equity Adjustment, Interest Adjustment, and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate or Participation Rate limits your participation in Index gains.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means your returns may be lower than the Index's returns;
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors and Buffers.
Risks [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ ZONECHOICE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal
during the first six Contract Years, you may pay a Surrender
Charge on the amount withdrawn in excess of the Annual
Free Withdrawal Amount.
•For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For example, if you were
to surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $8,100 on a
$100,000 investment.
•For Contracts issued after May 25, 2023, the Surrender
Charge is up to 8%. For example, if you were to
surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $7,200 on a
$100,000 investment.
Your loss will be greater if there is a negative Interest
Adjustment, negative Equity Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
A negative Equity Adjustment or negative Interest Adjustment could result in the loss of your principal and previously
credited interest, regardless of the Allocation Option to which you allocated Contract Value. In extreme circumstances,
such losses could be as high as 100% of your Contract Value
($100,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate or Participation
Rate limits your participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floors and Buffers.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a
Floor of -10%) each Interest Term due to negative Index
performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index
performance that exceeds the Buffer (a maximum loss of
90% with a Buffer of -10%) each Interest Term due to
negative Index performance.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
The Cap Rate and Participation Rate may limit positive Index returns. For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%). You may earn less than the Index
performance as a result.
The Floor and Buffer will limit negative Index performance
and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract
Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the
start of the next available Interest Term for that Allocation
Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less
than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate or Participation Rate for a subsequent
Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The
Equity Adjustment, Interest Adjustment, and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

Investment Restrictions [Text Block]
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Allocations. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract
Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the
start of the next available Interest Term for that Allocation
Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less
than six years from the start of the Interest Term.
Changes to Investment Options and Features. We may
set a new Cap Rate or Participation Rate for a subsequent
Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.

Key Information, Benefit Restrictions [Text Block]
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The
Equity Adjustment, Interest Adjustment, and Surrender
Charge may apply.

Tax Implications [Text Block]
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.

Investment Professional Compensation [Text Block]
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.

Exchanges [Text Block]
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses for Contracts Issued on or Before May 25, 2023	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%

Transaction Expenses for Contracts Issued After May 25, 2023	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Equity Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Interest Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)
For Contract Value allocated to a Risk Control Account, if you surrender, withdraw, or make a Flex Transfer, the amount withdrawn or transferred before the expiration of an Interest Term is subject to an Equity Adjustment (which may be positive or negative) and will reduce the Crediting Base proportionally. The Equity Adjustment may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account or that you receive from a surrender, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take a withdrawal from any Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Interest Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender.
In addition to the fees described above, the Cap Rates and Participation Rates limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses for Contracts Issued on or Before May 25, 2023	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%

Transaction Expenses for Contracts Issued After May 25, 2023	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.

Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.

Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Equity Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Interest Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)
For Contract Value allocated to a Risk Control Account, if you surrender, withdraw, or make a Flex Transfer, the amount withdrawn or transferred before the expiration of an Interest Term is subject to an Equity Adjustment (which may be positive or negative) and will reduce the Crediting Base proportionally. The Equity Adjustment may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account or that you receive from a surrender, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take a withdrawal from any Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. A negative Interest Adjustment could significantly decrease the amount you receive from a partial withdrawal or surrender.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, the Cap Rates and Participation Rates limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer. This option provides relatively less protection from negative Index performance than other Risk Control Accounts.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•The Floor and Buffer describe the level of investment loss that can be experienced in one Interest
Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor and Buffer do not limit losses to the Risk Control Accounts from the Surrender Charge,
Interest Adjustment, Equity Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.
Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term.
Surrender Charges, Equity Adjustments, Interest Adjustments, proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the first six
Contract Years, you may pay a Surrender Charge on the amount withdrawn that is in excess of the Annual Free Withdrawal Amount. For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For Contracts issued after May 25, 2023, the Surrender Charge is up to 8%.
•Interest Adjustment Risk. If you take a withdrawal, surrender your Contract, die, or begin Income
Payout Options on any day other than every sixth Contract Anniversary, we will apply an Interest
Adjustment. Particularly in an increasing interest rate environment, the Interest Adjustment could significantly decrease the amount you receive from a partial withdrawal, surrender, Death Benefit payment, or income payment.
•
Equity Adjustment Risk. If you take a withdrawal, surrender your Contract, die, or begin
Income Payout Options by taking amounts from a Risk Control Account before the expiration of an Interest Term, we will apply an Equity Adjustment to the Crediting Base for the applicable Risk
Control Account. The Equity Adjustment used to calculate your Risk Control Account Value during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term. The Equity Adjustment may be negative even when the value of the applicable Index has increased. You may have a negative Equity Adjustment regardless of the
Crediting Strategy selected; for example, the Equity Adjustment could reflect negative returns that exceed the applicable Floor or that apply even if Index losses were within the applicable Buffer.
The Equity Adjustment may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Equity Adjustment. A negative Equity Adjustment could significantly decrease the values under your Contract by more than the withdrawal or transfer amount.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after the withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. We generally calculate withdrawals on a proportionate basis when determining the Death Benefit value, which could reduce the Death Benefit by substantially more than the amount of the withdrawal. We also calculate withdrawals and Flex Transfers on a proportionate basis to apply the Equity Adjustment and to adjust the Crediting Base, which may negatively impact the resulting values under your Contract. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Death Benefit, Crediting Base, and remaining Contract Values, and could terminate the Contract.
•Tax Risks.  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.
Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Allocation Option. If the same Allocation Option is not available, we will apply the value to the Declared Rate Account. These default Allocation Options may not align with your desired allocations.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap Rate can be reduced to as little as 1% and the Participation Rate can be reduced to as little as 10%. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. There is no
guarantee that any Allocation Option or Index will be available during the entire time you own your
Contract. During the life of your Contract, the Declared Rate Account and a Risk Control Account
with a 0% Floor will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Declared Rate
Account for the remainder of the Interest Term. The amount of interest you earn in the Declared Rate
Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Declared Rate Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Equity Adjustment, and Interest Adjustment,
which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.
Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Interest Term based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, each Index is a "price return index," which means the performance of each Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.

Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to a Risk Control Account.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options at the end of each Interest Term, withdrawals and surrenders at any time other than on each sixth Contract Anniversary may be subject to an Interest Adjustment, Equity Adjustment, and Surrender Charge.
Index-Linked Option Details, Changes Possible [Text Block]	Allocation Option and Index Changes
There is no guarantee that any Allocation option or Index will be available during the entire time you own your Contract. We may offer additional Allocation Options at our discretion, which includes offering an additional Index, Crediting Strategy, or Interest Term. We may also discontinue an Allocation Option or
Index at our discretion effective as of the end of an Interest Term. In the case of certain Index changes, we may discontinue an Index and substitute a new Index for an Allocation Option before the end of an
Interest Term. If an Index is discontinued and we do not provide a substitute Index, an Allocation Option may be discontinued before the end of an Interest Term. Such a change will be subject to any required regulatory approval. Any change we make will be on a non-discriminatory basis.
We reserve the right to add or substitute any Index. Generally, the Index associated with a given Risk
Control Account will remain unchanged for the duration of the Interest Term. However, if the publication of an Index is discontinued or the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Interest Term. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance. The performance of the new Index may differ from the original Index, which may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. However, a change in the Index will not change the Cap
Rate, Participation Rate, Floor, or Buffer for your Contract at the time of the change.
If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable and (2) the percentage change for the substitute Index from the date of substitution until the end of the Interest Term.
If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute Index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value (including any Equity Adjustment) will be based on the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to determine your Risk Control Account Value.
In the unlikely event that an Index is discontinued, we do not provide a substitute Index, and the Allocation
Option is discontinued during an Interest Term as a result, we will credit interest from the beginning of the
Interest Term until the date the Allocation Option is discontinued using the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable. The resulting
Risk Control Account Value will be transferred to the Declared Rate Account for the remainder of the
Interest Term, where it will earn the Declared Interest Rate starting on the date of transfer until the next
Contract Anniversary. The amount of interest you earn in the Declared Rate Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Declared Rate
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
Such a change will be subject to any required regulatory approval, such as any required approval of the
Index by the insurance department in your state.
We will notify you of an Allocation Option or Index change and its effective date by sending you written notice at your last known address.
An Index or Allocation Option Change may negatively affect interest credited and your resulting
Contract Value, as well as how you want to allocate Contract Value between available Allocation
Options.

Index-Linked Option Details, Features [Text Block]	Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, and its Crediting Strategy, are set forth in Appendix A.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	We reserve the right to add or substitute any Index. Generally, the Index associated with a given Risk
Control Account will remain unchanged for the duration of the Interest Term. However, if the publication of an Index is discontinued or the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Interest Term. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance. The performance of the new Index may differ from the original Index, which may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. However, a change in the Index will not change the Cap
Rate, Participation Rate, Floor, or Buffer for your Contract at the time of the change.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]	Generally, the Index associated with a given Risk
Control Account will remain unchanged for the duration of the Interest Term. However, if the publication of an Index is discontinued or the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Interest Term. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Index Values or performance.
Index-Linked Option Details, Index Substitution Selection [Text Block]	If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable and (2) the percentage change for the substitute Index from the date of substitution until the end of the Interest Term.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you of an Allocation Option or Index change and its effective date by sending you written notice at your last known address.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	To determine the Index Return, we will
add (1) the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable and (2) the percentage change for the substitute Index from the date of substitution until the end of the Interest Term.

Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute Index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value (including any Equity Adjustment) will be based on the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to determine your Risk Control Account Value.
In the unlikely event that an Index is discontinued, we do not provide a substitute Index, and the Allocation
Option is discontinued during an Interest Term as a result, we will credit interest from the beginning of the
Interest Term until the date the Allocation Option is discontinued using the percentage change in the Index from the beginning of the Interest Term to the date on which the Index became unavailable. The resulting
Risk Control Account Value will be transferred to the Declared Rate Account for the remainder of the
Interest Term, where it will earn the Declared Interest Rate starting on the date of transfer until the next
Contract Anniversary. The amount of interest you earn in the Declared Rate Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Declared Rate
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.

Fixed Option Details [Line Items]
Fixed Option Details, Name	DECLARED RATE ACCOUNT OPTION
Fixed Option Details, Description [Text Block]	You may allocate all or a portion of your Purchase Payment and Contract Value to the Declared Rate
Account. Contract Value allocated to the Declared Rate Account becomes part of the Declared Rate
Account Value.
The Crediting Strategy, which is the method by which interest is calculated, for the Declared Rate Account is the Declared Interest Rate. The Declared Rate Account Value is credited with interest at the end of each Business Day. The applicable interest credited, when compounded, equals the Declared
Interest Rate. The Declared Interest Rate will not change for the duration of the 1-Year Interest Term.
We may declare a new Declared Interest Rate for each subsequent 1-year Interest Term and will notify you of the new Declared Interest Rate two weeks in advance of the start of an Interest Term.
The Declared Interest Rate will never be less than the Declared Rate Account Minimum Interest
Rate. The initial Minimum Interest Rate is shown on your Contract Data Page.
The Minimum Interest Rate will be determined on the Contract Issue Date and every sixth Contract
Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The
Minimum Interest Rate will apply for six years and then will be recalculated for the next six-year period.
The Minimum Interest Rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as the greater of:
1)The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve rounded to the nearest 0.05%, as described below, minus
1.25%; or
2)The nonforfeiture interest rate floor required by the National Association of Insurance
Commissioners (NAIC) Standard Nonforfeiture Law for Individual Deferred Annuities, 0.15%.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, withdrawals and surrenders from the Declared Rate Account on any date other than each sixth Contract Anniversary may be subject to an Interest Adjustment and
Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take withdrawals or surrender your Contract before the expiration of each six-year term.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Minimum Interest Rate will be determined on the Contract Issue Date and every sixth Contract
Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The
Minimum Interest Rate will apply for six years and then will be recalculated for the next six-year period.
The Minimum Interest Rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as the greater of:
1)The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve rounded to the nearest 0.05%, as described below, minus
1.25%; or
2)The nonforfeiture interest rate floor required by the National Association of Insurance
Commissioners (NAIC) Standard Nonforfeiture Law for Individual Deferred Annuities, 0.15%.

Fixed Option Details, Term [Text Block]	The Declared Interest Rate will not change for the duration of the 1-Year Interest Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	3.00%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, withdrawals and surrenders from the Declared Rate Account on any date other than each sixth Contract Anniversary may be subject to an Interest Adjustment and
Surrender Charge.
Fixed Option Details, Maturity Notice [Flag]	true
Item 10. Benefits Available [Line Items]
Benefits Available [Table Text Block]

Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions and Limitations
Death Benefit	Provides a Death Benefit if the Owner dies during the Accumulation Period	Standard	No Charge	Withdrawals or Flex Transfers may reduce the Death Benefit by more than the amount of the withdrawal.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to an Equity Adjustment, Interest Adjustment, or Surrender Charge.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

During the Accumulation Period, if you surrender or withdraw your Contract Value from any
Allocation Option on any day other than every sixth Contract Anniversary, we will apply an
Interest Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value.
Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Cap Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Cap Rates. Information about current
Cap Rates is available at https://www.trustage.com/zonechoice-annuity-rates.
During the Accumulation Period, if you surrender, withdraw, or make a Flex Transfer from a Risk
Control Account before the end of an Interest Term, we will apply an Equity Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

ALLOCATION OPTIONS FOR CONTRACTS ISSUED ON OR BEFORE MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)

S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%

ALLOCATION OPTIONS FOR CONTRACTS ISSUED AFTER MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%

Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
Rebalancing among Risk Control Accounts occurs on each Risk Control Account Maturity Date (the last day of each one- or six-year Risk Control Account Period). No additional values can be transferred, and no additional Purchase Payments can be allocated, to a Risk Control Account until the Risk Control Account Maturity Date. Moreover, withdrawals and surrenders from a Risk Control
Account on any day other than its Risk Control Account Maturity Date will be subject to the Equity
Adjustment and Interest Adjustment.
The Floor and Buffer for an Allocation Option will not change during the life of your Contract unless the
Allocation Option is discontinued. During the life of your Contract, an Allocation Option with a Floor of 0%
will always be available. Otherwise, we may add, change, or discontinue Allocation Options and
Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value. We may not always make available Allocation Options with
Buffers, however, if one is available, a Buffer of -10% or more will be available.
More information is about the Risk Control Accounts, the Equity Adjustment, and the Interest Adjustment
is available under "Risk Control Account Options" and "Charges and Adjustments."
Declared Rate Account
The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	1 year	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth Contract
Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.
The availability of Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold.  See Appendix B.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Cap Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Cap Rates. Information about current
Cap Rates is available at https://www.trustage.com/zonechoice-annuity-rates.
During the Accumulation Period, if you surrender, withdraw, or make a Flex Transfer from a Risk
Control Account before the end of an Interest Term, we will apply an Equity Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

Index-Linked Options Available [Table Text Block]

ALLOCATION OPTIONS FOR CONTRACTS ISSUED ON OR BEFORE MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)

S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%

ALLOCATION OPTIONS FOR CONTRACTS ISSUED AFTER MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%

Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
Rebalancing among Risk Control Accounts occurs on each Risk Control Account Maturity Date (the last day of each one- or six-year Risk Control Account Period). No additional values can be transferred, and no additional Purchase Payments can be allocated, to a Risk Control Account until the Risk Control Account Maturity Date. Moreover, withdrawals and surrenders from a Risk Control
Account on any day other than its Risk Control Account Maturity Date will be subject to the Equity
Adjustment and Interest Adjustment.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	1 year	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth Contract
Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.

Previously Offered [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Other Amount) Maximum [Percent]	9.00%
Surrender Charge Example Maximum [Dollars]	$ 8,100
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	9.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit if the Owner dies during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals or Flex Transfers may reduce the Death Benefit by more than the amount of the withdrawal.
Benefits Description [Table Text Block]	Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof);
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
The following Death Benefit options are available:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. That individual must receive the proceeds of the
Contract and any attached endorsements or riders within the time period specified in section
72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant who is not an Owner dies during the Accumulation Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is a non-natural person, the following will occur:
•The death of any Annuitant will be treated as the death of the Owner and Death Proceeds must be distributed in accordance with Death Benefit Options B or C.
•Unless payments under option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon our receipt of proof of death of the Owner (or Annuitant’s death if the Owner is a non-natural person), and proof of each
Beneficiary’s interest. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof. Proof of each Beneficiary’s interest includes the required documentation and proper instructions from each Beneficiary. If we receive proof of death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive proof of death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death
Benefit as of the next Business Day. The Death Benefit proceeds will be paid within 7 days after our receipt of proof of death and proof of each Beneficiary’s interest.
So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
The Death Benefit terminates on the earlier of the termination of the Contract, payment of the Death
Benefit proceeds, or when the entire Contract is applied to an Income Payout Option.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The current Contract Value on the date Death Benefit proceeds are payable, including any applicable Equity Adjustment and Interest Adjustment; or
b)The Purchase Payment adjusted for withdrawals.
Withdrawals will proportionally reduce the Purchase Payment by the ratio of the withdrawal to the
Contract Value immediately prior to the withdrawal, which can result in decreasing the Death
Benefit by more than the amount of the withdrawal and that decrease can be significant.
Withdrawals and Flex Transfers can also significantly reduce the Death Benefit because the
Company calculates withdrawals and transfers on a proportionate basis when determining values under the Contract that are used to determine the Death Benefit. Withdrawals include deductions for any applicable Surrender Charge and Interest Adjustment.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date death benefit proceeds are payable, including any applicable Equity Adjustment and Interest Adjustment. There is no impact on the
Death Benefit if an Owner is removed.
Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Interest Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Equity Adjustments = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Interest Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Equity Adjustments = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law. A Surrender Charge will not apply to Death Benefit proceeds.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract. Spousal continuation may only be exercised one time, and there is no impact on the Death Benefit.
Death of Owner or Annuitant After the Income Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of death will be required upon the death of an Annuitant or Owner.
We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If all Annuitants die before all of the guaranteed income payments have been made, remaining guaranteed income payments will be treated as the Death Benefit and will be distributed in one of the following two ways:
a)Income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or
b)The present value of the remaining income payments computed at the interest rate used to create the income payout option in effect will be paid to the Owner.
If all Annuitants die and there are no remaining guaranteed income payments, the contract is terminated, and we have no further obligation under the contract.
If an Owner dies during the Payout Period, any remaining income payments will be distributed to the
Beneficiary at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof);
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
The following Death Benefit options are available:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. That individual must receive the proceeds of the
Contract and any attached endorsements or riders within the time period specified in section
72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant who is not an Owner dies during the Accumulation Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is a non-natural person, the following will occur:
•The death of any Annuitant will be treated as the death of the Owner and Death Proceeds must be distributed in accordance with Death Benefit Options B or C.
•Unless payments under option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon our receipt of proof of death of the Owner (or Annuitant’s death if the Owner is a non-natural person), and proof of each
Beneficiary’s interest. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof. Proof of each Beneficiary’s interest includes the required documentation and proper instructions from each Beneficiary. If we receive proof of death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive proof of death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death
Benefit as of the next Business Day. The Death Benefit proceeds will be paid within 7 days after our receipt of proof of death and proof of each Beneficiary’s interest.
So far as permitted by law, the Death Benefit proceeds will not be subject to any claim of the Beneficiary's creditors.
The Death Benefit terminates on the earlier of the termination of the Contract, payment of the Death
Benefit proceeds, or when the entire Contract is applied to an Income Payout Option.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The current Contract Value on the date Death Benefit proceeds are payable, including any applicable Equity Adjustment and Interest Adjustment; or
b)The Purchase Payment adjusted for withdrawals.
Withdrawals will proportionally reduce the Purchase Payment by the ratio of the withdrawal to the
Contract Value immediately prior to the withdrawal, which can result in decreasing the Death
Benefit by more than the amount of the withdrawal and that decrease can be significant.
Withdrawals and Flex Transfers can also significantly reduce the Death Benefit because the
Company calculates withdrawals and transfers on a proportionate basis when determining values under the Contract that are used to determine the Death Benefit. Withdrawals include deductions for any applicable Surrender Charge and Interest Adjustment.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date death benefit proceeds are payable, including any applicable Equity Adjustment and Interest Adjustment. There is no impact on the
Death Benefit if an Owner is removed.

Fees and Costs of Benefit [Text Block]	Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.

Calculation Method of Benefit [Text Block]	Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Interest Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Equity Adjustments = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Interest Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Equity Adjustments = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law. A Surrender Charge will not apply to Death Benefit proceeds.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract. Spousal continuation may only be exercised one time, and there is no impact on the Death Benefit.

Systematic Withdrawals Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Provide payments on a schedule as set up by you.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals may be subject to an Equity Adjustment, Interest Adjustment, or Surrender Charge.
Benefits Description [Table Text Block]	Systematic Withdrawals
Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount
No Surrender Charge will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal Amount will be subject to
Surrender Charges. Systematic withdrawals, including Required Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge, Equity Adjustment, and Interest
Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount
No Surrender Charge will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal Amount will be subject to
Surrender Charges. Systematic withdrawals, including Required Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge, Equity Adjustment, and Interest
Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

Equity Adjustment [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Interest Adjustment [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	90.00%
Surrender Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.

For Contracts Issued On or Before May 25, 2023
Contract Year	Surrender Charge Percentage
1	9%
2	9%
3	8%
4	7%
5	6%
6	5%
7+	0%

For Contracts Issued After May 25, 2023
Contract Year	Surrender Charge Percentage
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7+	0%
The Surrender Charge is assessed before application of the Interest Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to an Income Payout Option; and
•Transfers (including Flex Transfers).
We will waive the Surrender Charge in the case of a partial withdrawal or surrender where the Owner or
Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Equity Adjustment will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death Benefit.
Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Contract Adjustment, Applicable Period [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Applicable Transaction [Text Block]	we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Waiver Circumstances [Text Block]	We will waive the Surrender Charge in the case of a partial withdrawal or surrender where the Owner or
Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
Contract Adjustment, Manner Determined [Text Block]	The Surrender Charge is assessed before application of the Interest Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to an Income Payout Option; and
•Transfers (including Flex Transfers).

Contract Adjustment, Effect on Value and Benefits [Text Block]	Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Equity Adjustment will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death Benefit.

Contract Adjustment, Relationship to Other Charges [Text Block]	Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5%.

Contract Adjustment, Maximum Potential Loss [Percent]	3.50%
Contract Adjustment, Applicable Transaction [Text Block]	However, premium taxes are not currently charged to Contract holders.
Contract Adjustment, Manner Determined [Text Block]	Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index(1)
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index(1)
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	1 year
Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index(1)
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index(1)
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index(1)
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index(1)
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index(1)
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index(1)
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index(1)
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	6 years
Declared Rate Account, 1 year, 0.15% [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Declared Rate Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.15%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a
Floor of -10%) each Interest Term due to negative Index
performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index
performance that exceeds the Buffer (a maximum loss of
90% with a Buffer of -10%) each Interest Term due to
negative Index performance.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.

Key Information, Contract Adjustment Risk [Text Block]	Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.

Key Information, Default Reallocation Risk [Text Block]	At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
The Cap Rate and Participation Rate may limit positive Index returns. For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%). You may earn less than the Index
performance as a result.
The Floor and Buffer will limit negative Index performance
and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate and Participation Rate may limit positive Index returns.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%).
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	You may earn less than the Index performance as a result.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Floor and Buffer will limit negative Index performance and thereby provide limited protection in the case of a market decline.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer. This option provides relatively less protection from negative Index performance than other Risk Control Accounts.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap Rate can be reduced to as little as 1% and the Participation Rate can be reduced to as little as 10%. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.

Index Substitution Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. There is no
guarantee that any Allocation Option or Index will be available during the entire time you own your
Contract. During the life of your Contract, the Declared Rate Account and a Risk Control Account
with a 0% Floor will always be available. Otherwise, we may add, change, or discontinue
Allocation Options and Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Declared Rate
Account for the remainder of the Interest Term. The amount of interest you earn in the Declared Rate
Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If there is a delay between the date we remove the Index and the date we transfer value to the Declared Rate Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Equity Adjustment, and Interest Adjustment,
which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Surrender Charges, Equity Adjustments, Interest Adjustments, proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the first six
Contract Years, you may pay a Surrender Charge on the amount withdrawn that is in excess of the Annual Free Withdrawal Amount. For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For Contracts issued after May 25, 2023, the Surrender Charge is up to 8%.
•Interest Adjustment Risk. If you take a withdrawal, surrender your Contract, die, or begin Income
Payout Options on any day other than every sixth Contract Anniversary, we will apply an Interest
Adjustment. Particularly in an increasing interest rate environment, the Interest Adjustment could significantly decrease the amount you receive from a partial withdrawal, surrender, Death Benefit payment, or income payment.
•
Equity Adjustment Risk. If you take a withdrawal, surrender your Contract, die, or begin
Income Payout Options by taking amounts from a Risk Control Account before the expiration of an Interest Term, we will apply an Equity Adjustment to the Crediting Base for the applicable Risk
Control Account. The Equity Adjustment used to calculate your Risk Control Account Value during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term. The Equity Adjustment may be negative even when the value of the applicable Index has increased. You may have a negative Equity Adjustment regardless of the
Crediting Strategy selected; for example, the Equity Adjustment could reflect negative returns that exceed the applicable Floor or that apply even if Index losses were within the applicable Buffer.
The Equity Adjustment may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Equity Adjustment. A negative Equity Adjustment could significantly decrease the values under your Contract by more than the withdrawal or transfer amount.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after the withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. We generally calculate withdrawals on a proportionate basis when determining the Death Benefit value, which could reduce the Death Benefit by substantially more than the amount of the withdrawal. We also calculate withdrawals and Flex Transfers on a proportionate basis to apply the Equity Adjustment and to adjust the Crediting Base, which may negatively impact the resulting values under your Contract. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Death Benefit, Crediting Base, and remaining Contract Values, and could terminate the Contract.
•Tax Risks.  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.
Index-Linked Option Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•The Floor and Buffer describe the level of investment loss that can be experienced in one Interest
Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor and Buffer do not limit losses to the Risk Control Accounts from the Surrender Charge,
Interest Adjustment, Equity Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.

S&P 500 Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Barclays Risk Balanced Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Dimensional US Small Cap Value Systematic Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Reinvestment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Allocation Option. If the same Allocation Option is not available, we will apply the value to the Declared Rate Account. These default Allocation Options may not align with your desired allocations.

Contract Issue Date Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.

Business Disruption And Cyber-Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Buffer provides you limited protection each Interest Term against negative Index performance up to the Buffer, but we will credit you any negative interest that exceeds the Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you choose a -10% Buffer and the Index Return is -5%, your Risk Control Account value will not increase or decrease, because the negative Index performance does not exceed the Buffer. However, if you choose a -10% Buffer and the Index Return is -15%, your Risk Control
Account Value will decrease by 5%, which is the amount of negative interest that exceeds the
Buffer. We currently offer Risk Control Account with a -10% Buffer for Contracts issued on or before May 25, 2023, and with a -10% and a -20% Buffer for Contracts issued after May 25,
2023. We may not always make available Allocation Options with Buffers, but if we do, a Buffer of
-10% or more will be available. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the Index declines by 100%) each Interest
Term due to negative Index performance.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	(10.00%)
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10%
Buffer Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Floor is the maximum amount of negative interest that we will credit you at the end of an
Interest Term. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor you elected.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you elect a Floor of 0%, a negative Index
Return will not reduce your Risk Control Account Value. If you elect a Floor of -10%, negative
Index performance could reduce your Risk Control Value by up to 10% each Interest Term. We currently offer eleven Floor options:  0%, -1%, -2%, -3%, -4%, -5%, -6%, -7%, -8%, -9%, and
-10%. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available. There is a risk of loss of principal and previously credited interest of up to the
Floor (a maximum loss of 10% with a Floor of -10%) each Interest Term due to negative
Index performance.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	10.00%
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.00%
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the Cap Rate is 10%, we
would credit you 10%. Generally, the Cap Rate varies according to the level of risk you accept in choosing a Floor or Buffer. For example, the Cap Rate would be higher for the -10% Floor
(allowing potentially greater increases and decreases) and lower for the 0% Floor (limiting the amount of potential increases and decreases). Similarly, the Cap Rate will also be higher for a
-10% Buffer than for a -20% Buffer. We reset the Cap Rates at the start of each Interest Term.
The Cap Rate will never be less than 1%. With the Cap Rate, you may receive only a portion of any positive Index performance.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10%, Minimum Cap Rate: 1% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Cap Rate: 1%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is the percentage of any positive Index interest that we will credit you at the end of an Interest Term. If the Participation Rate is less than 100%, it will limit the amount of interest credited by the Company.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the Participation
Rate is 80%, the Company will credit 12% (i.e., 15% x 80%). If the Index Return is 15% and the
Participation Rate is 120%, the Company will credit 18% (i.e., 15% x 120%). The minimum
Participation Rate is 10%. With the Participation Rate, you may receive only a portion of any positive Index performance.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]	10.00%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Participation Rate: 10%
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10%, Minimum Participation Rate: 10% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Minimum Participation Rate: 10%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Minimum Participation Rate: 10%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Minimum Participation Rate: 10%
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Buffer: -10% and -20%, Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type	Minimum Participation Rate: 10%
S&P 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.00%	23.00%	24.00%	(19.00%)	27.00%	16.00%	29.00%	(6.00%)	19.00%	10.00%	(1.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
Barclays Risk Balanced Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		(2.00%)	2.00%	(5.00%)	(14.00%)
Annual Return, Example Capped and Buffered [Percent]		0.00%	2.00%	0.00%	(4.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.

Dimensional US Small Cap Value Systematic Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		5.00%	6.00%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.